SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - 12 months ended Dec. 31, 2022 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
Cash payments for operating leases	$ 3,998	¥ 27,575
ROU assets obtained in exchange for operating lease liabilities	$ 1,081	¥ 7,455